INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	Dec. 31, 2023 property	Dec. 31, 2022
Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of investment properties	16
Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of investment properties	19
Multifamily, self storage and manufactured housing | Overall implied capitalization rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.046	0.043
Discounted cash flow | Office | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.070	0.068
Discounted cash flow | Office | Terminal capitalization rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.055	0.054
Discounted cash flow | Office | Investment horizon (yrs.)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	11	11
Discounted cash flow | Office | Weighted average | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.067
Discounted cash flow | Retail | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.072	0.072
Discounted cash flow | Retail | Terminal capitalization rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.055	0.053
Discounted cash flow | Retail | Investment horizon (yrs.)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	10	10
Discounted cash flow | Retail | Weighted average | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.062
Discounted cash flow | LP Investments | Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.084	0.091
Discounted cash flow | LP Investments | Terminal capitalization rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.058	0.063
Discounted cash flow | LP Investments | Investment horizon (yrs.)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	9	8